Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Ordinary Shares	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Stockholders' Equity Attributable to Parent, Beginning Balance at Apr. 02, 2018
Stockholders' Equity, Beginning Shares at Apr. 02, 2018
Net loss		(1,291,958)		(1,291,958)
Other comprehensive income			21,876	21,876
Stockholders' Equity Attributable to Parent, Ending Balance at Aug. 31, 2018		(1,291,958)	21,876	(1,270,082)
Conversion of related party debt into ordinary shares, Value	$ 177,164			177,164
Conversion of related party debt into ordinary shares, Shares	732,640
Net loss		(2,897,214)		(2,897,214)
Other comprehensive income			67,032	67,032
Stockholders' Equity Attributable to Parent, Ending Balance at May. 31, 2019	$ 177,164	$ (4,189,172)	$ 88,908	$ (3,923,099)
Stockholders' Equity, Ending Shares at May. 31, 2019	732,640